Commitments and Contingencies (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 09, 2022	Nov. 24, 2021	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Feb. 03, 2022
Commitments and Contingencies (Details) [Line Items]
Operating lease description				On April 15, 2021, the Company entered into a new lease agreement for 92,842 square feet of office space in San Jose, California.
Initial lease term			1 year	1 year
Rent expense				$ 1,975,000		$ 654,000
Purchase agreement, description			After (i) the consummation of the Merger and (ii) upon the satisfaction of certain other conditions set forth in the Purchase Agreement, the Company shall have the right, but not the obligation, from time to time to direct Lincoln Park to purchase shares of the Company’s common stock having a value of up to $500,000 on any business day (the “Purchase Date”), which may be increased to up to $1,000,000 depending on certain conditions as set forth in the Purchase Agreement.
Shares issue (in Shares)			150,000
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares (in Shares)	15,727,382
Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Unpaid expenses			$ 10,000,000
Business Combination [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Sell to PIPE Investors							$ 59,500,000
Growth Capital Acquisition Corp. [Member]
Commitments and Contingencies (Details) [Line Items]
Term of demand exercise					5 years
Term of piggyback registration rights exercise					7 years
Stockholder Support Agreement [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares (in Shares)	21,562,500
Purchase Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Amount of common stock purchase		$ 100,000,000
Shares issue (in Shares)			50,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of cash fee in gross proceeds			3.50%
Cash fee			$ 6,037,500
Unpaid expenses			$ 10,000,000
IPO [Member] | Growth Capital Acquisition Corp. [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of cash fee in gross proceeds					3.50%
Cash fee					$ 6,037,500
Class A Common Stock [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares (in Shares)	17,250,000
Class B Common Stock [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shares (in Shares)	4,312,500